Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Seanergy Maritime Holdings Corp. [Member]
Basis of Presentation [Abstract]
Cash dividends from subsidiaries	$ 0	$ 0	$ 0